Exhibit 99.1

LMRK Issuer Co. LLC
Secured Tenant Site Contract Revenue Notes, Series 2016-1
Sample Asset Agreed-Upon Procedures

Report To:
Landmark Infrastructure Partners LP
LMRK Issuer Co. LLC
RBC Capital Markets, LLC

10 May 2016

Ernst & Young LLP	Tel: +1 212 773 3000
5 Times Square	ey.com
New York, NY 10036

Report of Independent Accountants on Applying Agreed-Upon Procedures

Landmark Infrastructure Partners LP

LMRK Issuer Co. LLC

2141 Rosecrans Avenue, Suite 2100

El Segundo, California 90245

RBC Capital Markets, LLC

200 Vesey Street

New York, New York 10281

Re:                            LMRK Issuer Co. LLC

Secured Tenant Site Contract Revenue Notes, Series 2016-1 (the “Notes”)

Sample Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist LMRK Issuer Co. LLC (the “Issuer”) in evaluating the accuracy of certain information with respect to a pool of fee estates, leasehold estates or easements combined with assignments of tenant leases, licenses or similar agreements with respect to certain wireless communication sites, outdoor advertising sites and renewable power generation sites (the “Assets”) relating to the Notes.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, Landmark Infrastructure Partners LP (“Landmark”), on behalf of the Issuer, provided us with:

a.                                      Imaged copies of the:

i.                                          Easement and assignment of lease agreement or other related documents (as applicable and collectively, the “Easement Agreement”),

ii.                                       Lease agreement or other related documents (as applicable and collectively, the “Lease Agreement”),

iii.                                    Purchase and sale agreement or other related documents (as applicable and collectively, the “Purchase and Sale Agreement”),

iv.                                   Warranty deed (the “Deed”),

v.                                      Closing statement (the “Closing Statement”) and

vi.                                   Underwriting summary (the “Underwriting Summary,” together with the Easement Agreement, Lease Agreement, Purchase and Sale Agreement, Deed and Closing Statement, the “Source Documents”),

if applicable, relating to the Sample Assets (as defined in Attachment A),

b.                                      The list of relevant characteristics (the “Sample Characteristics”), as shown on the Preliminary Data File and Statistical Data File (both as defined herein), which are listed on Exhibit 2 to Attachment A, and

c.                                       Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, RBC Capital Markets, LLC (the “Initial Purchaser”), on behalf of the Issuer, provided us with:

a.                                      Electronic data files:

i.                                          Labeled “LMRK Securitization WorkBook 020116 - E&Y.xlsx” and the corresponding record layout and decode information (the “Initial Data File”) that the Initial Purchaser, on behalf of the Issuer, indicated contains information on certain tenant site assets (the “Preliminary Assets”) as of 1 March 2016 (the “Preliminary Cut-Off Date”) that are expected to be representative of the Assets,

ii.                                       Labeled “LMRK Securitization WorkBook 020916 — EY_Updated.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Initial Purchaser, on behalf of the Issuer, indicated contains certain updated information on the Preliminary Assets as of the Preliminary Cut-Off Date and

iii.                                    Labeled “ Landmark 2016-1 - OM Strats - 05.01.2016 - EY - 5.02.16.xlsx” and the corresponding record layout and decode information (the “Statistical Data File,” together with the Initial Data File and Preliminary Data File, the “Provided Data Files”) that the Initial Purchaser, on behalf of the Issuer, indicated contains information on certain tenant site assets (the “Statistical Assets”) as of 1 May 2016 (the “Cut-Off Date”) that are expected to be representative of the Assets,

b.                                      A schedule labeled “BTA Rank Mapping.xlsx” (the “BTA Rank Schedule”) that the Initial Purchaser, on behalf of the Issuer, indicated contains information relating to the BTA rank Sample Characteristic,

c.                                       A schedule labeled “Landmark 2016-1 Tenant Rollup.xlsx” (the “Tenant Rollup Schedule”) that the Initial Purchaser, on behalf of the Issuer, indicated contains information on the Sample Assets relating to the tenant name Sample Characteristic,

d.                                      Imaged copies of certain screenshots (the “Tenant Ratings Screenshots,” together with the BTA Rank Schedule, Tenant Rollup Schedule and Source Documents, the “Sources”) that the Initial Purchaser, on behalf of the Issuer, indicated contains information relating to the tenant/parent rating (S/M/F) Sample Characteristic and

e.                                       Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Sample Characteristics, Provided Data Files, Sources and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us by Landmark or the Initial Purchaser, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Assets, Statistical Assets or Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or

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on behalf of the Issuer that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.                                      Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.                                      Making any findings with respect to:

i.              Whether the origination of the Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.             The value of the collateral securing the Assets,

iii.            Whether the originators of the Assets complied with federal, state or local laws or regulations or

iv.            Any other factor or characteristic of the Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 May 2016

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Attachment A

Procedures performed and our associated findings

1.                                      As instructed by Landmark, on behalf of the Issuer, we randomly selected a sample of 25 Preliminary Assets from the Initial Data File (the “Sample Assets”).  The Sample Assets are listed on Exhibit 1 to Attachment A.  For the purpose of this procedure, Landmark, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Assets they instructed us to select from the Initial Data File.

2.                                      For each tenant site asset, we compared the LD asset ID (the “LD Asset ID”), as shown on the Initial Data File, to the corresponding LD Asset ID on the Preliminary Data File and noted that:

a.                                      All of the Preliminary Assets were included on both the Initial Data File and Preliminary Data File and

b.                                      No tenant site assets other than the Preliminary Assets were included on the Initial Data File or Preliminary Data File.

3.                                      For each Sample Asset, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by Landmark, on behalf of the Issuer, that are stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 3.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

The Source(s) that we were instructed by Landmark, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A.  Where more than one Source is listed for a Sample Characteristic, Landmark, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Sample Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Sample Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Sources for any of the Sample Characteristics listed on Exhibit 2 to Attachment A.

4.                                      For each tenant site asset, we compared the LD Asset ID, as shown on the Preliminary Data File, to the corresponding LD Asset ID on the Statistical Data File and noted that:

a.                                      All of the Statistical Assets included on the Statistical Data File were included on the Preliminary Data File,

b.                                      7 of the Preliminary Assets that were included on the Preliminary Data File were not included on the Statistical Data File (the “Removed Preliminary Assets”),

c.                                       None of the Removed Preliminary Assets were Sample Assets.

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5.                                      For each Sample Asset, we compared the Sample Characteristics (except for the total remaining lease life (years), term excluding renewals (years) and NTM revenues Sample Characteristics, which Landmark, on behalf of the Issuer, instructed us not to compare due to the passage of time between the Preliminary Cut-Off Date and Cut-Off Date), as shown on the Preliminary Data File, to the corresponding information on the Statistical Data File.  Except for the information listed on Exhibit 4 to Attachment A, all such compared information was in agreement.

6.                                      For each Sample Asset, we compared the total remaining lease life (years), term excluding renewals (years) and NTM revenues Sample Characteristics (the “Recalculated Sample Characteristics”) listed on Exhibit 2 to Attachment A, as shown on the Statistical Data File, to the corresponding information we recalculated using information located on the Sources, subject to the instructions, assumptions and methodologies provided by Landmark, on behalf of the Issuer, that are stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 6.  Except for the information shown on Exhibit 5 to Attachment A, all such compared information was in agreement.

For the purpose of comparing the Recalculated Sample Characteristics, Landmark, on behalf of the Issuer, instructed us to replace all references to:

a.                                      The “Preliminary Cut-Off Date” with “Cut-Off Date” and

b.                                      The “Preliminary Data File” with “Statistical Data File”

in the notes to Exhibit 2 to Attachment A.

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Exhibit 1 to Attachment A

Sample Assets

Sample Asset Number	LD Asset ID

1	BB143255
2	TC154089
3	BB121708
4	TC131918
5	TC154135
6	TC110598
7	TC121733
8	BB110260
9	TC121098
10	TC143791
11	BB143729
12	TC120932
13	TC120933
14	TC120984
15	TC120801
16	BB132626
17	TC132286
18	TC131975
19	TC121762
20	TC120971
21	BB132143
22	TC153890
23	BB153935
24	BB132272
25	TC120680

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source(s)	Note(s)

LD Asset ID	Easement Agreement	i.

Address	Easement Agreement

State	Easement Agreement

Zip code	Easement Agreement or Closing Statement	ii.

Tenant name	Tenant Rollup Schedule and Easement Agreement, Lease Agreement, Closing Statement or Underwriting Summary	iii., iv.

Entity	Easement Agreement, Lease Agreement or Purchase and Sale Agreement	iii.

Type	Easement Agreement, Lease Agreement or Purchase and Sale Agreement	v.

RPI type	Easement Agreement or Purchase and Sale Agreement

Purchase term	Easement Agreement, Purchase and Sale Agreement or Deed

Lease execution date	Lease Agreement	vi.

LD acquisition date	Purchase and Sale Agreement or Easement Agreement	vi.

LD purchase price	Purchase and Sale Agreement or Underwriting Summary	vii.

BTA rank	BTA Rank Schedule and Easement Agreement or Lease Agreement	viii.

Tenant/parent rating (S/M/F)	Tenant Ratings Screenshots and Tenant Rollup Schedule	iv.

Lease expiration date	Lease Agreement and recalculation	vi., ix.

Total remaining lease life (years)	Lease Agreement and recalculation	x.

Term excluding renewals (years)	Lease Agreement and recalculation	xi.

NTM revenues	Lease Agreement and recalculation	xii.

Notes:

i.                                          For identification purposes only.

ii.                                       For the purpose of comparing the zip code Sample Characteristic for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to only compare the first five digits of the zip code, as shown on the Source, to the first five digits of the zip code, as shown on the Preliminary Data File.

iii.                                    For the purpose of comparing the tenant name and entity Sample Characteristics for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to ignore differences due to abbreviations and truncations.

iv.                                   For the purpose of comparing the tenant name and tenant/parent rating (S/M/F) Sample Characteristics for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to note agreement with the Source in accordance with the decode table that is shown in the Tenant Rollup Schedule, if applicable.

v.                                      For the purpose of comparing the type Sample Characteristic for each Sample Asset, Landmark, on behalf of the Issuer, provided the decode table that is shown below:

Preliminary Data File Value	Source Value

TC	Telecom
Telecommunications purposes
Telecommunications lease
Rooftop antennae
Communication site
Communications lease
Wireless internet

BB	Billboard
Outdoor advertising structure

vi.                                   For the purpose of comparing the lease execution date, LD acquisition date and lease expiration date Sample Characteristics for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to ignore differences of +/- 31 days or less.

vii.                                For the purpose of comparing the LD purchase price Sample Characteristic for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

Notes:  (continued)

viii.                             For the purpose of comparing the BTA rank Sample Characteristic for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to use the BTA rank for the county and state, as shown on the BTA Rank Schedule, corresponding to the county and state, both as shown on the Easement Agreement or Lease Agreement.

ix.                                   For the purpose of comparing the lease expiration date Sample Characteristic for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to recalculate the lease expiration date by adding:

a.                                      The product (as months) of:

(i)                                     The sum of the:

(1)                                 Initial term (years), as shown on the Lease Agreement, and

(2)                                 The product of the:

(a)                                 Renewal term (years) and

(b)                                 Number of renewals,

both as shown on the Lease Agreement,

and

(ii)                                  12

to

b.                                      The lease commencement date, as shown on the Preliminary Data File.

x.                                      For the purpose of comparing the total remaining lease life (years) Sample Characteristic for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to recalculate the total remaining lease life (years) by:

a.                                      Dividing:

(i)                                     The difference in days between the:

(1)                                 Lease expiration date, as recalculated in note ix. above, and

(2)                                 Preliminary Cut-Off Date,

by

(ii)                                  360

and

b.                                      Rounding the result obtained in a. above to the second decimal (XX.XX).

For the purpose of this procedure, Landmark, on behalf of the Issuer, instructed us to ignore differences of +/- 0.09 years or less.

Notes:  (continued)

xi.                                   For the purpose of comparing the term excluding renewals (years) Sample Characteristic for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to recalculate the term excluding renewals (years) by:

a.                                      Dividing:

(i)                                     The difference in days between the:

(1)                                 Next renewal date (the “Next Renewal Date”), as described in the Lease Agreement, and

(2)                                 Preliminary Cut-Off Date,

by

(ii)                                  360

and

b.                                      Rounding the result obtained in a. above to the second decimal (XX.XX).

For the purpose of this procedure, Landmark, on behalf of the Issuer, instructed us to ignore differences of +/- 0.09 years or less.

xii.                                For the purpose of comparing the NTM revenues Sample Characteristic for Sample Asset numbers 2, 5, 6, 8, 14 and 16, Landmark, on behalf of the Issuer, instructed us to assume the following:

a.                                      For Sample Asset number 2, multiply the July 2016 escalation amount, as described in the Lease Agreement, by the quotient of 16 divided by 31,

b.                                      For Sample Asset number 5, multiply the January 2017 escalation amount, as described in the Lease Agreement, by the quotient of 22 divided by 31,

c.                                       For Sample Asset number 6, multiply the August 2016 escalation amount, as described in the Lease Agreement, by the quotient of 18 divided by 31,

d.                                      For Sample Asset number 8, multiply the monthly revenue payments, as described in the Lease Agreement, by 2,

e.                                       For Sample Asset number 14, assume a monthly revenue payment of $14,691.60 divided by 12 beginning in January 2017 and

f.                                        For Sample Asset number 16, multiply the monthly revenue payments, as described in the Lease Agreement, by 2.

For the purpose of this procedure, Landmark, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

Additionally, we were instructed by Landmark, on behalf of the Issuer, to present any differences which exceed the materiality thresholds described in the preceding paragraph of this note xii. as the difference between the value we identified on the applicable Source and the corresponding value that is shown on the Preliminary Data File, expressed as a percentage of the value that is shown on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Landmark, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Asset Number	Sample Characteristic	Preliminary Data File Value	Source Value

6	Tenant/parent rating (S/M/F)	BB / NR / NR	BB / Ba3 / NR

9	Lease expiration date	July 20, 2032	July 31, 2031
	Total remaining lease life (years)	16.63 years	15.64 years

10	Tenant/parent rating (S/M/F)	BB / NR / NR	BB / Ba3 / NR

12	Address	[REDACTED]	[REDACTED]

13	Address	[REDACTED]	[REDACTED]
	Lease execution date	May 1, 2004	October 29, 2004
	Total remaining lease life (years)	16.27 years	19.36 years

14	Address	[REDACTED]	[REDACTED]

15	Tenant/parent rating (S/M/F)	BB / NR / NR	BB / Ba3 / NR

16	Address	[REDACTED]	[REDACTED]
	RPI type	Easement	Assignment

17	Lease expiration date	June 26, 2112	February 27, 2112
	Total remaining lease life (years)	96.28 years	97.39 years

18	Lease expiration date	December 31, 2034	October 31, 2034
	Total remaining lease life (years)	19.11 years	18.94 years

19	Tenant/parent rating (S/M/F)	BBB- / Baa3 / BBB	BBB+ / Baa1 / A-

25	Tenant name	Atlantic Tele-Network	Churchill County Communications

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Sample Characteristic Percentage Differences

Sample Asset Number	Sample Characteristic	Percentage Difference

12	NTM revenues	-60.16%

17	NTM revenues	-12.12%

20	NTM revenues	3.33%

23	NTM revenues	-6.76%

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Exhibit 4 to Attachment A

Sample Characteristic Differences

Between the Preliminary Data File and Statistical Data File

Sample Asset Number	Sample Characteristic	Preliminary Data File Value	Statistical Data File Value

6	Tenant/parent rating (S/M/F)	BB / NR / NR	BB / Ba3 / NR

10	Tenant/parent rating (S/M/F)	BB / NR / NR	BB / Ba3 / NR

12	Address	[REDACTED]	[REDACTED]

13	Address	[REDACTED]	[REDACTED]
	Lease execution date	May 1, 2004	October 29, 2004

14	Lease expiration date	December 31, 2016	December 31, 2101

15	Tenant/parent rating (S/M/F)	BB / NR / NR	BB / Ba3 / NR

16	Address	[REDACTED]	[REDACTED]
	RPI type	Easement	Assignment

Note:

For the purpose of comparing the zip code Sample Characteristic for each Sample Asset, Landmark, on behalf of the Issuer, instructed us to only compare the first five digits of the zip code, as shown on the Preliminary Data File, to the first five digits of the zip code, as shown on the Statistical Data File.

Exhibit 5 to Attachment A

Recalculated Sample Characteristic Differences

Sample Asset Number	Recalculated Sample Characteristic	Statistical Data File Value	Recalculated Value

9	Total remaining lease life (years)	16.46 years	15.47 years
	Term excluding renewals (years)	5.33 years	0.25 years

13	Total remaining lease life (years)	16.27 years	19.19 years

17	Total remaining lease life (years)	96.28 years	97.22 years

18	Total remaining lease life (years)	18.94 years	18.77 years

Sample Characteristic Percentage Differences

Sample Asset Number	Sample Characteristic	Percentage Difference

12	NTM revenues	-65.64%

17	NTM revenues	3.26%

20	NTM revenues	5.00%

23	NTM revenues	-11.28%